Inventory - Schedule of Inventory Current (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Processed materials	$ 986,674	$ 986,674
Inventories	$ 986,674	$ 986,674